UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22961

EA Series Trust
(Exact name of registrant as specified in charter)

3803 West Chester Pike, Suite 150
Newtown Square, PA 19073
(Address of principal executive offices) (Zip code)

3803 West Chester Pike, Suite 150
Newtown Square, PA 19073
(Name and address of agent for service)

(215) 330-4476
Registrant’s telephone number, including area code

Date of fiscal year end: May 31, 2026

Date of reporting period: May 31, 2026

Item 1. Report to Stockholders.

(a)

AOT Growth and Innovation ETF Ticker: AOTG Listed on: The Nasdaq Stock Market LLC	May 31, 2026 Annual Shareholder Report https://aotetf.com/aotg/

This annual shareholder report contains important information about the AOT Growth and Innovation ETF (the “Fund”) for the period of June 1, 2025 to May 31, 2026 (the “Period”). You can find additional information about the Fund at https://aotetf.com/aotg/. You can also request this information by contacting us at (215) 330-4476. For information regarding your Fund shares or account, including account balances, transactions, or distributions, please contact your financial intermediary. This report describes changes to the Fund that occurred during the reporting period.

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$91	0.75%

HOW DID THE FUND PERFORM FOR THE PERIOD?

PERFORMANCE
	One Year	Since Inception (6/28/2022)
AOT Growth and Innovation ETF - NAV	42.39%	27.65%
Solactive GBS United States 1000 Index (net total return)	28.99%	20.11%
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Net total return figures assume the reinvestment of dividends after deduction of withholding tax, applying the maximum rate to nonresident individual investors who do not benefit from double taxation treaties.

Visit https://aotetf.com/aotg/ for more recent performance information.

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?
The Fund significantly outperformed its benchmark indexes over the Period. The Fund’s strong performance was tied to the appreciation of its basket of low marginal cost, high growth companies across multiple sectors. The Fund invests in high growth, low marginal cost companies in sectors including Semiconductors and Software, as additional sales in these sectors often come at higher profit margins.
The Semiconductor sector was the Fund’s largest contributor during the Period, benefiting from robust demand for the graphics processing units (GPUs), central processing units (CPUs), and memory, required to power Agentic AI computing.
Annual Shareholder Report: May 31, 2026

AOT Growth and Innovation ETF Ticker: AOTG Listed on: The Nasdaq Stock Market LLC	May 31, 2026 Annual Shareholder Report https://aotetf.com/aotg/

The Software sector was the Fund’s largest detractor, as fears of AI disruption lowering barriers to entry in the software market drove a broad selloff across the sector. The Fund’s outsized returns were driven primarily by growth-oriented tech names aligned with the Fund’s themes, including artificial intelligence and robust corporate earnings. Meanwhile, volatility increased at times due to the U.S. - Iran conflict and changing future Hyperscaler CAPEX projections.

KEY FUND STATISTICS (as of Period End)
Net Assets	$104,877,956	Fund Advisory Fees	$590,052
# of Portfolio Holdings	42	Fees Waived and/or Expenses Reimbursed	$(78)
Portfolio Turnover Rate*	31%	Net Fund Advisory Fees	$589,974
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

SECTOR WEIGHTING (as a % of Net Assets)
Information Technology	67.5%
Financials	14.8%
Communication Services	9.6%
Consumer Discretionary	7.0%
Industrials	0.6%
Health Care	0.2%
Cash and Cash Equivalents	0.3%

TOP 10 HOLDINGS (as a % of Net Assets)
Advanced Micro Devices, Inc.	15.4%
NVIDIA Corp.	10.4%
Micron Technology, Inc.	9.5%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	6.8%
AppLovin Corp. - Class A	5.3%
Toast, Inc. - Class A	4.6%
Amazon.com, Inc.	4.4%
Alphabet, Inc. - Class A	4.1%
Microsoft Corp.	4.0%
Robinhood Markets, Inc. - Class A	3.8%
Material Fund Changes
This is a summary of certain changes to the Fund since June 1, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by September 30, 2026, at https://aotetf.com/aotg/ or upon request at (215) 330-4476.

Effective January 20, 2026, the Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended, which means the Fund may take larger positions in a fewer number of issuers, may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

Effective April 16, 2026, the Fund concentrates its investments (i.e., holds more than 25% of its total assets) in technology companies. By concentrating its investments in technology companies, the Fund may face more risks than if it were diversified broadly over numerous industries, groups of industries, or sectors.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://aotetf.com/aotg/. You can also request information by calling (215) 330-4476.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Annual Shareholder Report: May 31, 2026

AOT Software Platform ETF Ticker: AOTS Listed on: NYSE Arca, Inc.	May 31, 2026 Annual Shareholder Report https://aotetf.com/aots

This annual shareholder report contains important information about the AOT Software Platform ETF (the “Fund”) for the period of December 22, 2025 to May 31, 2026 (the “Period”). You can find additional information about the Fund at https://aotetf.com/aots. You can also request this information by contacting us at (215) 330-4476. For information regarding your Fund shares or account, including account balances, transactions, or distributions, please contact your financial intermediary. This report describes changes to the Fund that occurred during the reporting period.

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$21	0.49%

HOW DID THE FUND PERFORM FOR THE PERIOD?

PERFORMANCE
Since Inception (12/22/2025)
AOT Software Platform ETF - NAV	-4.66%
AOT VettaFi Software Platform Index (net total return)	-4.50%
Solactive GBS United States 1000 Index (net total return)	10.43%
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Net total return figures assume the reinvestment of dividends after deduction of withholding tax, applying the maximum rate to nonresident individual investors who do not benefit from double taxation treaties.

Visit https://aotetf.com/aots for more recent performance information.

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?
The Fund underperformed its benchmark index over the Period because, as a software platform-oriented fund, it had significantly higher Software sector exposure than its benchmark.
The Software sector was the Fund’s largest detractor, as fears of AI disruption lowering barriers to entry in the software market drove a broad selloff across the sector. Agentic AI, however, drove a partial software recovery toward the end of the Period, as some analysts expected AI Agents to complete workflows in existing software applications, potentially creating new demand for Software products and services. Volatility increased at times due to the U.S.-Iran conflict and changing future Hyperscaler CAPEX projections.
The Semiconductor sector was the Fund’s largest contributor during the Period, benefiting from robust demand for the graphics processing units (GPUs).

Annual Shareholder Report: May 31, 2026

AOT Software Platform ETF Ticker: AOTS Listed on: NYSE Arca, Inc.	May 31, 2026 Annual Shareholder Report https://aotetf.com/aots

KEY FUND STATISTICS (as of Period End)
Net Assets	$2,400,720	Portfolio Turnover Rate*	11%
# of Portfolio Holdings	51	Fund Advisory Fees	$5,277
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

SECTOR WEIGHTING (as a % of Net Assets)
Information Technology	49.8%
Financials	19.3%
Communication Services	18.4%
Consumer Discretionary	9.8%
Industrials	1.9%
Health Care	0.5%
Cash and Cash Equivalents	0.3%

TOP 10 HOLDINGS (as a % of Net Assets)
Amazon.com, Inc.	7.8%
Alphabet, Inc. - Class A	7.5%
Apple, Inc.	7.3%
NVIDIA Corp.	6.9%
Microsoft Corp.	6.7%
Meta Platforms, Inc.	6.0%
Visa, Inc.	5.1%
Oracle Corp.	4.6%
Mastercard, Inc.	4.2%
Palantir Technologies, Inc. - Class A	4.1%
Material Fund Changes
This is a summary of certain changes to the Fund since June 1, 2025. For more complete information, you may review the Fund’s current prospectus dated December 15, 2025, as supplemented at https://aotetf.com/aots or upon request at (215) 330-4476.
The Board of Trustees of EA Series Trust has approved a proposal to liquidate the Fund effective on or about August 19, 2026 (the “Liquidation Date”). On the Liquidation Date, the Fund will redeem all of its outstanding shares at their net asset value, and proceeds of the liquidation will be sent to shareholders promptly after the Liquidation Date.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://aotetf.com/aots. You can also request information by calling (215) 330-4476.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Annual Shareholder Report: May 31, 2026

(b) Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the year covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the year covered by this report.

A copy of the registrant’s Code of Ethics is incorporated by reference.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees of the Trust has determined that there is at least one audit committee financial expert serving on its audit committee. Dr. Michael Pagano is an “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past fiscal year. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning, including review of the registrant’s tax returns and calculations of required income, capital gain and excise distributions. There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for the last fiscal year for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	AOTG		AOTS
	FYE 5/31/2026	FYE 5/31/2025	FYE 5/31/2026
(a) Audit Fees	$8,750	$8,750	$7,250
(b) Audit-Related Fees	N/A	N/A	N/A
(c) Tax Fees	$2,250	$2,250	$1,750
(d) All Other Fees	N/A	N/A	N/A

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) None of the fees billed by any Fund's principal accountant were applicable to non-audit services pursuant to a waiver of the pre-approval requirement.

(f) All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

(g) None of the fees billed by any Fund's principal accountant were applicable to non-audit services billed or expected to be billed to any Fund’s investment adviser.

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

(j) The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

(a) The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee are as follows: Daniel Dorn, Chukwuemeka (Emeka) Oguh, and Michael Pagano.

(b) Not applicable.

Item 6. Investments.
(a)

AOT GROWTH AND INNOVATION ETF
SCHEDULE OF INVESTMENTS
May 31, 2026

	Shares	Value
COMMON STOCKS - 99.7%
Communication Services - 9.6%
Interactive Media & Services - 8.8%
Alphabet, Inc. - Class A	11,315	$4,303,547
Alphabet, Inc. - Class C	8,343	3,140,555
Meta Platforms, Inc. - Class A	1,966	1,243,515
Reddit, Inc. - Class A (a)	3,463	609,488
		9,297,105
Movies & Entertainment - 0.8%
Netflix, Inc. (a)	7,918	681,107
Spotify Technology SA (a)	274	136,364
		817,471
Total Communication Services		10,114,576

Consumer Discretionary - 7.0%
Broadline Retail - 7.0%
Amazon.com, Inc. (a)	17,015	4,604,939
MercadoLibre, Inc. (a)	861	1,459,955
Sea Ltd. - ADR (a)	14,317	1,296,118
Total Consumer Discretionary		7,361,012

Financials - 14.8%
Consumer Finance - 0.6%
SoFi Technologies, Inc. (a)	35,767	651,675

Diversified Banks - 2.9%
NU Holdings Ltd. - Class A (a)	232,520	3,052,987

Financial Exchanges & Data - 0.2%
Coinbase Global, Inc. - Class A (a)	831	157,084

Investment Banking & Brokerage - 5.9%
Charles Schwab Corp.	13,149	1,148,565
LPL Financial Holdings, Inc.	660	180,688
Robinhood Markets, Inc. - Class A (a)	42,121	3,972,011
Virtu Financial, Inc. - Class A	16,794	842,219
		6,143,483
Transaction & Payment Processing Services - 5.2%
Remitly Global, Inc. (a)	31,053	621,681
Toast, Inc. - Class A (a)	186,954	4,866,413
		5,488,094
Total Financials		15,493,323

The accompanying notes are an integral part of these financial statements.

1

AOT GROWTH AND INNOVATION ETF
SCHEDULE OF INVESTMENTS
May 31, 2026

	Shares	Value
Health Care - 0.2%
Health Care Technology - 0.2%
Veeva Systems, Inc. - Class A (a)	1,418	$247,214

Industrials - 0.6%
Electrical Components & Equipment - 0.6%
Vertiv Holdings Co. - Class A	1,937	611,530

Information Technology - 67.5% (b)
Application Software - 10.7%
Adobe, Inc. (a)	6,414	1,662,573
AppLovin Corp. - Class A (a)	9,072	5,561,953
Autodesk, Inc. (a)	2,361	546,123
Circle Internet Group, Inc. (a)	1,666	188,258
HubSpot, Inc. (a)	851	187,756
Intuit, Inc.	499	165,433
Salesforce, Inc.	15,160	2,897,076
		11,209,172
Communications Equipment - 0.5%
Arista Networks, Inc. (a)	2,416	385,280
Lumentum Holdings, Inc. (a)	192	164,152
		549,432
Internet Services & Infrastructure - 2.4%
DigitalOcean Holdings, Inc. (a)	2,592	404,222
Shopify, Inc. - Class A (a)	17,532	2,081,224
		2,485,446
Semiconductors - 43.8% (b)
Advanced Micro Devices, Inc. (a)	31,207	16,105,933
Broadcom, Inc.	3,922	1,752,232
Micron Technology, Inc.	10,277	9,978,967
NVIDIA Corp.	51,886	10,955,210
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	16,955	7,094,820
		45,887,162
Systems Software - 8.0%
Microsoft Corp.	9,277	4,176,876
Oracle Corp.	15,195	3,430,727
ServiceNow, Inc. (a)	6,540	813,380
		8,420,983
Technology Hardware, Storage & Peripherals - 2.1%
Sandisk Corp. (a)	953	1,615,316
Western Digital Corp.	1,209	642,233
		2,257,549
Total Information Technology		70,809,744
TOTAL COMMON STOCKS (Cost $64,885,256)		104,637,399
The accompanying notes are an integral part of these financial statements.

2

AOT GROWTH AND INNOVATION ETF
SCHEDULE OF INVESTMENTS
May 31, 2026

	Shares	Value
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.3%
First American Government Obligations Fund - Class X, 3.55% (c)	291,641	$291,641
TOTAL MONEY MARKET FUNDS (Cost $291,641)		291,641

TOTAL INVESTMENTS - 100.0% (Cost $65,176,897)		$104,929,040
Liabilities in Excess of Other Assets - (0.0)% (d)		(51,084)
TOTAL NET ASSETS - 100.0%		$104,877,956

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

(c)	The rate shown represents the 7-day annualized yield as of May 31, 2026.
(d)	Represents less than 0.05% of net assets.
The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

The accompanying notes are an integral part of these financial statements.

3

AOT SOFTWARE PLATFORM ETF
SCHEDULE OF INVESTMENTS
May 31, 2026

	Shares	Value
COMMON STOCKS - 99.7%
Communication Services - 18.4%
Interactive Media & Services - 14.6%
Alphabet, Inc. - Class A	475	$180,662
Cargurus, Inc. (a)	404	12,063
Match Group, Inc.	415	14,994
Meta Platforms, Inc. - Class A	226	142,947
		350,666
Movies & Entertainment - 3.8%
Netflix, Inc. (a)	1,055	90,751
Total Communication Services		441,417

Consumer Discretionary - 9.8%
Broadline Retail - 9.8%
Amazon.com, Inc. (a)	688	186,200
eBay, Inc.	139	15,189
PDD Holdings, Inc. - ADR (a)	400	33,776
Total Consumer Discretionary		235,165

Financials - 19.3%
Asset Management & Custody Banks - 0.5%
Ameriprise Financial, Inc.	29	12,926

Consumer Finance - 3.2%
American Express Co.	198	62,661
Qfin Holdings, Inc. - ADR	900	14,472
		77,133
Financial Exchanges & Data - 1.6%
Moody's Corp.	51	23,116
MSCI, Inc.	23	14,521
		37,637
Investment Banking & Brokerage - 3.1%
Charles Schwab Corp.	477	41,666
Raymond James Financial, Inc.	86	12,333
Robinhood Markets, Inc. - Class A (a)	220	20,746
		74,745
Transaction & Payment Processing Services - 10.9%
Corpay, Inc. (a)	39	14,110
Fiserv, Inc. (a)	223	12,613
Mastercard, Inc. - Class A	204	100,772
PayPal Holdings, Inc.	274	12,262
Visa, Inc. - Class A	373	121,732
		261,489
Total Financials		463,930
The accompanying notes are an integral part of these financial statements.

4

AOT SOFTWARE PLATFORM ETF
SCHEDULE OF INVESTMENTS
May 31, 2026

	Shares	Value
Health Care - 0.5%
Health Care Technology - 0.5%
Doximity, Inc. - Class A (a)	515	$11,021

Industrials - 1.9%
Human Resource & Employment Services - 1.2%
Paychex, Inc.	136	13,189
Paycom Software, Inc.	99	13,828
		27,017
Research & Consulting Services - 0.7%
RELX PLC - ADR	520	17,051
Total Industrials		44,068

Information Technology - 49.8% (b)
Application Software - 16.6%
Adobe, Inc. (a)	118	30,587
AppLovin Corp. - Class A (a)	65	39,851
Autodesk, Inc. (a)	50	11,566
Dropbox, Inc. - Class A (a)	482	12,956
InterDigital, Inc.	34	8,571
Intuit, Inc.	78	25,859
Nutanix, Inc. - Class A (a)	319	16,610
Palantir Technologies, Inc. - Class A (a)	632	98,933
Pegasystems, Inc.	294	10,505
PTC, Inc. (a)	80	11,098
Salesforce, Inc.	259	49,495
SAP SE - ADR	355	64,535
Zoom Communications, Inc. - Class A (a)	167	16,966
		397,532
Communications Equipment - 0.7%
F5, Inc. (a)	44	16,872

Internet Services & Infrastructure - 0.5%
GoDaddy, Inc. - Class A (a)	155	13,304

IT Consulting & Other Services - 3.9%
Gartner, Inc. (a)	78	12,651
International Business Machines Corp.	271	80,704
		93,355
Semiconductors - 6.9%
NVIDIA Corp.	787	166,167

The accompanying notes are an integral part of these financial statements.

5

AOT SOFTWARE PLATFORM ETF
SCHEDULE OF INVESTMENTS
May 31, 2026

	Shares	Value
Systems Software - 13.9%
Check Point Software Technologies Ltd. (a)	80	$10,804
Fortinet, Inc. (a)	148	20,420
Gen Digital, Inc.	595	15,345
Microsoft Corp.	358	161,186
Oracle Corp.	494	111,535
Qualys, Inc. (a)	129	14,098
		333,388
Technology Hardware, Storage & Peripherals - 7.3%
Apple, Inc.	563	175,690
Total Information Technology		1,196,308
TOTAL COMMON STOCKS (Cost $2,478,184)		2,391,909

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.3%
First American Government Obligations Fund - Class X, 3.55% (c)	8,052	8,052
TOTAL MONEY MARKET FUNDS (Cost $8,052)		8,052

TOTAL INVESTMENTS - 100.0% (Cost $2,486,236)		$2,399,961
Other Assets in Excess of Liabilities - 0.0% (d)		759
TOTAL NET ASSETS - 100.0%		$2,400,720

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

(c)	The rate shown represents the 7-day annualized yield as of May 31, 2026.
(d)	Represents less than 0.05% of net assets.
The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(b) Not applicable.
The accompanying notes are an integral part of these financial statements.

6

AOT ETFs
Item 7. Financial Statements and Financial Highlights for Open-End Management Investment
Companies.

STATEMENT OF ASSETS AND LIABILITIES
May 31, 2026

	AOT Growth and Innovation ETF	AOT Software Platform ETF
ASSETS:
Investments, at value (See Note 2)	$104,929,040	$2,399,961
Dividends receivable	9,509	1,603
Dividend tax reclaims receivable	—	119
Total assets	104,938,549	2,401,683

LIABILITIES:
Payable to adviser (See Note 3)	60,593	963
Total liabilities	60,593	963
NET ASSETS	$104,877,956	$2,400,720

NET ASSETS CONSIST OF:
Paid-in capital	$70,275,248	$2,533,464
Total distributable earnings (accumulated losses)	34,602,708	(132,744)
Total net assets	$104,877,956	$2,400,720

Net assets	$104,877,956	$2,400,720
Shares issued and outstanding (unlimited shares authorized without par value)	1,610,000	100,000
Net asset value per share	$65.14	$24.01

COST:
Investments, at cost	$65,176,897	$2,486,236

The accompanying notes are an integral part of these financial statements.

AOT ETFs

STATEMENT OF OPERATIONS
For the Period Ended May 31, 2026

	AOT Growth and Innovation ETF	AOT Software Platform ETF(a)
INVESTMENT INCOME:
Dividend income	$198,882	$8,141
Less: Issuance fees	(24)	(20)
Less: Dividend withholding taxes	(10,976)	(157)
Securities lending income (See Note 4)	71	—
Total investment income	187,953	7,964

EXPENSES:
Investment advisory fee (See Note 3)	590,052	5,277
Total expenses	590,052	5,277
Fee waiver from adviser (See Note 3)	(78)	—
Net expenses	589,974	5,277
NET INVESTMENT INCOME (LOSS)	(402,021)	2,687

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(2,777,014)	(50,253)
In-kind redemptions	9,170,475	(133,625)
Net realized gain (loss)	6,393,461	(183,878)

Net change in unrealized appreciation (depreciation) on:
Investments	21,311,916	(86,275)
Net change in unrealized appreciation (depreciation)	21,311,916	(86,275)
Net realized and unrealized gain (loss)	27,705,377	(270,153)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$27,303,356	$(267,466)

 (a) Inception date of the Fund was December 22, 2025.

The accompanying notes are an integral part of these financial statements.

AOT ETFs

STATEMENT OF CHANGES IN NET ASSETS

	AOT Growth and Innovation ETF		AOT Software Platform ETF
	Year ended May 31, 2026	Year ended May 31, 2025	Period ended May 31, 2026(a)

OPERATIONS:
Net investment income (loss)	$(402,021)	$(212,229)	$2,687
Net realized gain (loss)	6,393,461	870,440	(183,878)
Net change in unrealized appreciation (depreciation)	21,311,916	8,847,026	(86,275)
Net increase (decrease) in net assets from operations	27,303,356	9,505,237	(267,466)

CAPITAL TRANSACTIONS:
Shares sold	42,208,792	14,887,867	3,762,691
Shares redeemed	(19,074,940)	(5,949,382)	(1,094,505)
ETF transaction fees (See Note 1)	8	—	—
Net increase (decrease) in net assets from capital transactions	23,133,860	8,938,485	2,668,186

NET INCREASE (DECREASE) IN NET ASSETS	50,437,216	18,443,722	2,400,720

NET ASSETS:
Beginning of the period	54,440,740	35,997,018	—
End of the period	$104,877,956	$54,440,740	$2,400,720

SHARES TRANSACTIONS
Shares sold	775,000	360,000	150,000
Shares redeemed	(355,000)	(140,000)	(50,000)
Total increase (decrease) in shares outstanding	420,000	220,000	100,000

 (a) Inception date of the Fund was December 22, 2025.
The accompanying notes are an integral part of these financial statements.

AOT ETFs

FINANCIAL HIGHLIGHTS

AOT Growth and Innovation ETF

	Year ended May 31,			Period ended May 31, 2023(a)
	2026	2025	2024
PER SHARE DATA:

Net asset value, beginning of period	$45.75	$37.11	$29.50	$25.00

INVESTMENT OPERATIONS:
Net investment loss(b)	(0.27)	(0.19)	(0.18)	(0.11)
Net realized and unrealized gain (loss) on investments(c)	19.66	8.83	7.79	4.61
Total from investment operations	19.39	8.64	7.61	4.50

LESS DISTRIBUTIONS FROM:
ETF transaction fees per share	0.00(d)	—	—	—
Net asset value, end of period	$65.14	$45.75	$37.11	$29.50

TOTAL RETURN(e)	42.39%	23.28%	25.80%	18.00%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$104,878	$54,441	$35,997	$24,190
Ratio of expenses to average net assets:
Before expense waiver/recoupment(f)	0.75%	0.75%	0.75%	0.75%
After expense waiver/recoupment(f)	0.75%	0.75%	0.75%	N/A
Ratio of net investment income (loss) to average net assets(f)	(0.51)%	(0.45)%	(0.55)%	(0.48)%
Portfolio turnover rate(e)(g)	31%	17%	10%	9%

(a)	Inception date of the Fund was June 28, 2022.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.
(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.

The accompanying notes are an integral part of these financial statements.

AOT ETFs

FINANCIAL HIGHLIGHTS (CONTINUED)

AOT Software Platform ETF

Period ended May 31, 2026(a)
PER SHARE DATA:

Net asset value, beginning of period	$25.18

INVESTMENT OPERATIONS:
Net investment income(b)	0.02
Net realized and unrealized gain (loss) on investments(c)	(1.19)
Total from investment operations	(1.17)

Net asset value, end of period	$24.01

TOTAL RETURN(d)	-4.66%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$2,401
Ratio of expenses to average net assets(e)	0.49%
Ratio of net investment income (loss) to average net assets(e)	0.25%
Portfolio turnover rate(d)(f)	11%

(a)	Inception date of the Fund was December 22, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.

The accompanying notes are an integral part of these financial statements.

AOT ETFs

NOTES TO THE FINANCIAL STATEMENTS
May 31, 2026

NOTE 1 – ORGANIZATION

AOT Growth and Innovation ETF (“AOTG”) and AOT Software Platform ETF (“AOTS”) (individually, a “Fund”, or collectively, the “Funds”) are each a series of the EA Series Trust (the “Trust”), which was organized as a Delaware statutory trust on October 11, 2013. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Funds’ shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). Each Fund qualifies as an investment company as defined in the Financial Accounting Standards Codification Topic 946-Financial Services-Investment Companies. See the Funds’ Prospectus and Statement of Additional Information regarding the risks of investing in shares of each Fund.

Ticker	Commencement of Operations	Creation Unit Size	Listing Exchange	Diversification Classification
AOTG	June 28, 2022	5,000	Nasdaq Stock Market, LLC	Non-diversified
AOTS	December 22, 2025	10,000	NYSE Arca, Inc.	Non-diversified

The investment objective for each Fund is to:

Fund	Investment Objective
AOTG	seek long-term capital appreciation.
AOTS	seek to track the total return performance, before fees and expenses, of the AOT VettaFi Software Platform Index (the “Index”).

Market prices for the shares may be different from their net asset value (“NAV”). Each Fund issues and redeems shares on a continuous basis at NAV only in blocks of shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day in share amounts less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Shares of the Funds may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is a participant of a clearing agency registered with the SEC, which has a written agreement with the Trust or one of its service providers that allows the authorized participant to place orders for the purchase and redemption of creation units. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.
Authorized Participants may be required to pay a transaction fee to compensate the Trust or its custodian for costs incurred in connection with creation and redemption transactions. Certain transactions consisting all or partially of cash may also be subject to a variable charge, which is payable to the relevant Fund, of up to 2.00% of the value of the order in addition to the transaction fee. The Funds may determine to waive the variable charge on certain orders when such waiver is determined to be in the best interests of Fund shareholders. Transaction fees received by a particular Fund, if any, are displayed in the Capital Share Transactions sections of the Statements of Changes in Net Assets.
The end of the reporting period for each Fund is May 31, 2026, and the period covered by these Notes to Financial Statements is from June 1, 2025 to May 31, 2026 for AOTG and December 22, 2025 to May 31, 2026 for AOTS (the “Current Fiscal Period”).

AOT ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
May 31, 2026

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A.Security Valuation. Equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the most recent quoted bid for exchange-traded or the mean between the most recent quoted bid and ask price for NASDAQ securities will be used. Equity securities that are not traded on a listed exchange are generally valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities. Fair values for debt securities, including asset-backed securities (“ABS”), collateralized loan obligations (“CLO”), collateralized mortgage obligations (“CMO”), corporate obligations, whole loans, and mortgage-backed securities (“MBS”) are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs, including but not limited to, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and pricing models such as yield measurers calculated using factors such as cash flows, financial or collateral performance and other reference data. In addition to these inputs, MBS and ABS may utilize cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information. Reverse repurchase agreements are priced at their acquisition cost, and assessed for credit adjustments, which represents fair value. Futures contracts are carried at fair value using the primary exchange’s closing (settlement) price.

Subject to its oversight, the Trust’s Board of Trustees (the “Board”) has delegated primary responsibility for determining or causing to be determined the value of the Fund’s investments to Empowered Funds, LLC dba EA Advisers (the “Adviser”), pursuant to the Trust’s valuation policy and procedures, which have been adopted by the Trust and approved by the Board. In accordance with Rule 2a-5 under the 1940 Act, the Board designated the Adviser as the “valuation designee” of each Fund. If the Adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the Adviser in accordance with the Trust’s fair valuation policy and procedures. The Adviser will provide the Board with periodic reports, no less frequently than quarterly, that discuss the functioning of the valuation process, if applicable, and that identify issues and valuation problems that have arisen, if any. As appropriate, the Adviser and the Board will review any securities valued by the Adviser in accordance with the Trust’s valuation policies during these periodic reports. The use of fair value pricing by each Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of the current fiscal period end, the Funds did not hold any securities that required fair valuation due to unobservable inputs.

As described above, the Funds may use various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

AOT ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
May 31, 2026

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the fair value classification of the Funds investments as of the Current Fiscal Period end:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
AOTG
Investments:
Common Stocks	$104,637,399	$—	$—	$104,637,399
Money Market Funds	291,641	—	—	291,641
Total Investments	$104,929,040	$—	$—	$104,929,040

AOTS
Investments:
Common Stocks	$2,391,909	$—	$—	$2,391,909
Money Market Funds	8,052	—	—	8,052
Total Investments	$2,399,961	$—	$—	$2,399,961

Refer to the Schedule of Investments for further disaggregation of investment categories.

During the Current Fiscal Period, the Funds did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.

B.Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts using the spot rate of exchange at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Funds isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. That portion of gains (losses) attributable to the changes in market prices and the portion of gains (losses) attributable to changes in foreign exchange rates, if any, would appear on the “Statement of Operations” under “Net realized gain (loss) – Foreign currency translation” and “Change in net unrealized appreciation (depreciation) – Foreign currency translation,” respectively, if applicable.

AOT ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
May 31, 2026

If applicable, each Fund reports net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

C.Federal Income Taxes. The Funds’ policy is to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of their net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. Each Fund plans to file U.S. Federal and various state and local tax returns.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expenses in the Statements of Operations. During the Current Fiscal Period, the Funds did not incur any interest or penalties.

D.Foreign Taxes. The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions.  All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if there are any, are paid by each Fund and are reflected in their Statement of Operations. Foreign taxes payable or deferred as of the current period end, if any, are disclosed in the Statement of Assets and Liabilities.

Consistent with U.S. GAAP accrual requirements, for uncertain tax positions, each Fund recognizes tax reclaims when the Funds determine that it is more likely than not that the Funds will sustain its position that it is due the reclaim.

The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

E.Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date, net of any foreign taxes withheld at source. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations.

Distributions to shareholders from net investment income for each Fund are declared and paid on an annual basis for the Funds and distributions to shareholders from net realized gains on securities normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date. The Funds may distribute more frequently, if necessary, for tax purposes.

F.Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial

AOT ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
May 31, 2026

statements, as well as the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates.

G.Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for regular trading. The offering and redemption price per share for each Fund is equal to the Fund’s net asset value per share.

H.Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. Additionally, as is customary, the Trust’s organizational documents permit the Trust to indemnify its officers and trustees against certain liabilities under certain circumstances. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Funds that have not yet occurred. As of the date of this Report, no claim has been made for indemnification pursuant to any such agreement of the Funds.

I.Segment Reporting: The Funds adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”). The Funds’ adoption of the new standard impacted financial statement disclosures only and did not affect each Fund’s financial position or results of operations.

The Treasurer (principal financial officer) acts as the Funds’ Chief Operating Decision Maker (“CODM’) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in their prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Funds’ financial statements.

J.Reclassification of Capital Accounts. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. In addition, the Funds realized net capital gains resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Funds rather than for cash. Because such gains are not taxable to the Funds, and are not distributed to shareholders, they have been reclassified from distributable earnings to paid-in capital. For the Current Fiscal Period ended, the following table shows the reclassifications made:

	Distributable Earnings	Paid-in Capital
AOTG	$(8,854,922)	$8,854,922
AOTS	$134,722	$(134,722)

K.New Accounting Pronouncement: In the reporting period, the Funds adopted FASB Accounting Standards Update 2023-09, Income Taxes (Topic 740) — Improvements to Income Tax Disclosures (ASU 2023-09), which enhances income tax disclosures, including disclosure income taxes paid disaggregated by jurisdiction. The Funds did not pay any federal, state or local income taxes. The Funds paid dividend withholding taxes in certain jurisdictions during the period ended as of the date of this report. AOTS’s dividend withholding taxes may be referenced in the Statement of Operations. AOTG’s cash paid for dividend withholding taxes, net of reclaims, was as follows:

Country	Dividend withholding taxes	Issuance fees	Total
Taiwan	$10,976	$—	$10,976
Other	—	24	24
	$10,976	$24	$11,000

AOT ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
May 31, 2026

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS.

Empowered Funds, LLC dba EA Advisers (the “Adviser”) serves as the investment adviser to the Funds. Pursuant to investment advisory agreements (the “Advisory Agreements”) between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreements, the Adviser is also responsible for arranging transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Funds to operate. The Adviser administers the Funds’ business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services. The Adviser agrees to pay all expenses incurred by the Funds except for the fee paid to the Adviser pursuant to the Advisory Agreement, payments under any distribution plan adopted pursuant to Rule 12b-1, brokerage expenses, acquired fund fees and expenses, taxes, interest (including borrowing costs), litigation expense (including class action-related services) and other non-routine or extraordinary expenses. Prior to November 1, 2025, the Adviser contractually agreed to waive receipt of its management fees and/or assume expenses of AOTG to the extent necessary to offset AFFE so that the total annual operating expenses of AOTG (excluding payments under the Fund’s Rule 12b-1 distribution and service plan (if any), brokerage expenses, taxes (including tax-related services), interest (including borrowing costs), litigation expense (including class action-related services) and other non-routine or extraordinary expenses) did not exceed 0.75% of the AOTG’s average daily net assets. The table below represents the annual rate based on average daily net assets that each Fund pays the Adviser monthly:

AOTG	0.75%
AOTS	0.49%

AOT Invest, LLC (the “Sub-Adviser”) serves as investment sub-adviser to the Funds. Pursuant to an investment sub-advisory agreement (the “Sub-Advisory Agreement”) among the Trust, the Adviser and the Sub-Adviser, the Sub-Adviser is responsible for determining the investment exposures for the Funds, subject to the overall supervision and oversight of the Adviser and the Board.

U.S. Bancorp Fund Services, LLC (“Fund Services” or the “Administrator”), doing business as U.S. Bank Global Fund Services, acts as the Funds’ Administrator and, in that capacity, performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports, and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the trustees; and monitors the activities of the Funds’ Custodian, transfer agent, and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Funds. U.S. Bank N.A. (the “Custodian”), an affiliate of the Administrator, serves as the Funds’ Custodian.

The Custodian acts as the securities lending agent (the “Securities Lending Agent”) for the Funds.

NOTE 4 – SECURITIES LENDING

AOTG may lend up to 33 1/3% of the value of the securities in their portfolios to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by the Securities Lending Agent. The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 102% of the value of any domestic loaned securities at the time of the loan, plus accrued interest. The use of loans of foreign securities, which are denominated and payable in U.S. dollars, shall be collateralized in an amount equal to 105% of the value of any loaned securities at the time of the loan plus accrued interest. AOTG receives compensation in the form of fees and earn interest on the cash collateral. The amount of fees depends on a number of factors including the type of security and length of the loan. AOTG continues to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss on the value of securities loaned that may occur during the term of the loan will be for the account of the Funds. AOTG has the right under the terms of the securities lending agreement to recall the securities from the borrower on demand.

The securities lending agreement provides that, in the event of a borrower’s material default, the Securities Lending Agent shall take all actions the Securities Lending Agent deems appropriate to liquidate the collateral, purchase replacement

AOT ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
May 31, 2026

securities at the Securities Lending Agent’s expense, or pay AOTG an amount equal to the market value of the loaned securities, subject to certain limitations which are set forth in detail in the securities lending agreement between the Fund and the Securities Lending Agent.

During the Current Fiscal Period, AOTG had loaned securities and received cash collateral for the loans. The cash collateral was invested by the Securities Lending Agent in accordance with the Trust-approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. AOTG could also experience delays in recovering their securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Funds are indemnified from this risk by contract with the Securities Lending Agent. As of the end of the Current Fiscal Period, the Funds did not have any securities on loan.

The interest income earned by the Fund on the investment of cash collateral received from borrowers for the securities loaned to them (“Securities Lending Income”) is reflected in AOTG’s Statements of Operations. Net securities lending income earned on collateral investments and recognized by the applicable fund during the Current Fiscal Period was as follows:

AOTG	$71

Due to the absence of a master netting agreement related to AOTG’s participation in securities lending, no additional offsetting disclosures have been made on behalf of the Funds for the total borrowings listed above.

NOTE 5 – PURCHASES AND SALES OF SECURITIES

For the Current Fiscal Period, purchases and sales of securities for each Fund, excluding short-term securities and in-kind transactions for each Fund were as follows:

	Purchases	Sales
AOTG	$24,608,160	$24,543,544
AOTS	264,774	263,060

For the Current Fiscal Period, in-kind transactions associated with creations and redemptions for each Fund were as follows:

	Creations	Redemptions
AOTG	$41,413,754	$18,823,670
AOTS	3,733,782	1,073,436

There were no purchases or sales of U.S. Government securities during the Current Fiscal Period for any of the respective Funds.

NOTE 6 – TAX INFORMATION

The components of tax basis cost of investments and net unrealized appreciation (depreciation) for federal income tax purposes for the Current Fiscal Period ended, for each Fund were as follows:

	AOTG	AOTS
Tax cost of Investments	$66,564,528	$249,000
Gross tax unrealized appreciation	44,072,627	156,189
Gross tax unrealized depreciation	(5,708,115)	(246,231)
Net tax unrealized appreciation (depreciation)	$38,364,512	$(90,042)
Undistributed ordinary income	—	3,190

AOT ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
May 31, 2026

Undistributed long-term gain	—	—
Total distributable earnings	—	3,190
Other accumulated gain (loss)	(3,761,804)	(45,892)
Total accumulated gain (loss)	$34,602,708	$(132,744)

Under tax law, certain capital and foreign currency losses realized after October 31st and within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year. For the Current Fiscal Period ended, the Funds’ Post October Late Year Loss Deferrals are as follows:

Post-October Late Year Loss Deferral
AOTG	$198,688
AOTS	$—

For the Current Fiscal Period ended, each Fund had the following capital loss carryforwards that do not expire:

	Unlimited Short-Term	Unlimited Long-Term
AOTG	$(1,608,510)	$(1,954,606)
AOTS	$(45,892)	$—

NOTE 7 – SUBSEQUENT EVENTS

In preparing these financial statements, management of the Funds has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Other than the information in the paragraph below, there were no transactions that occurred during the period subsequent to the Current Fiscal Period that materially impacted the amounts or disclosures in the Funds’ financial statements.
The Board of Trustees of EA Series Trust has approved a proposal to liquidate AOTS effective on or about August 19, 2026 (the “Liquidation Date”). On the Liquidation Date, AOTS will redeem all of its outstanding shares at their net asset value, and proceeds of the liquidation will be sent to shareholders promptly after the Liquidation Date.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of
AOT Growth and Innovation ETF,
AOT Software Platform ETF and
The Board of Trustees of
EA Series Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of AOT Growth and Innovation ETF and AOT Software Platform ETF (the “Funds”), each a series of EA Series Trust (the “Trust”), including the schedules of investments, as of May 31, 2026, and with respect to AOT Growth and Innovation ETF, the related statement of operations for the year ended May 31, 2026, the statement of changes in net assets for each of the two years ended May 31, 2026 and the financial highlights for each of the three years ended May 31, 2026 and for the period June 28, 2022 (commencement of operations) to May 31, 2023 and with respect to AOT Software Platform ETF, the related statement of operations, the statement of changes in net assets and financial highlights for the period December 22, 2025 (commencement of operations) to May 31, 2026 and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of May 31, 2026, and the results of their operations, the changes in their net assets and the financial highlights for the periods stated above, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 1999.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2026 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP
Philadelphia, Pennsylvania
July 30, 2026

AOT ETFs
FEDERAL TAX INFORMATION (UNAUDITED)

For the Current Fiscal Period, certain dividends paid by the Funds may be subject to a maximum tax rate of 23.8%, as provided for by the Tax Cuts and Jobs Act of 2017. The percentage of dividends declared from ordinary income designated as qualified dividend income were as follows:

AOTG	0.00%
AOTS	0.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the Current Fiscal Period were as follows:

AOTG	0.00%
AOTS	0.00%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under the Internal Revenue Section 871(k)(2)(C) for the Current Fiscal Period were as follows:

AOTG	0.00%
AOTS	0.00%

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment
Companies.

There were no matters concerning changes in and disagreements with Accountants on accounting and financial disclosures required by Item 304 of Regulation S-K.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted during the period covered by the report to a vote of shareholders.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management
Investment Companies

Not applicable. The Independent Trustees are paid by the Adviser out of the advisory fee. See Note 3 to the Financial Statements under Item 7.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts.
AOT Software Platform ETF
The Board (the members of which are referred to as “Trustees”) of the EA Series Trust (the “Trust”) met in-person on the date below to consider the approval of (i) the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust, on behalf of the Fund (defined below), and Empowered Funds, LLC dba EA Advisers (the “Adviser”), and (ii) the Investment Sub-Advisory Agreement (the “Sub-Advisory Agreement” and together with the Advisory Agreement, the “Agreements”) among the Trust, on behalf of the Fund, the Adviser, and the Sub-Adviser (defined below), each for an initial two-year term.

Board Meeting Date	Fund	Sub-Adviser
December 10, 2025	AOT Software Platform ETF	AOT Invest, LLC
In accordance with Section 15(c) of the 1940 Act, the Board requested, reviewed, and considered materials furnished by the Adviser and Sub-Adviser relevant to the Board’s consideration of whether to approve the Agreements. In connection with considering the approval of the Agreements, the Trustees who are not “interested persons” of the Trust, as that term is defined in the 1940 Act (the “Independent Trustees”), met in executive session with counsel to the Trust and counsel to the Independent Trustees, who provided assistance and advice. In reaching the decision to approve the Agreements, the Board considered and reviewed information provided by the Adviser and Sub-Adviser, including, among other things, information about their respective personnel, operations, financial condition, and compliance programs. The Board also reviewed the proposed Agreements. During its review and consideration, the Board focused on and reviewed the factors it deemed relevant, including:
Nature, Quality, and Extent of Services. The Board was presented with and considered information concerning the nature, quality, and extent of the overall services expected to be provided by the Adviser and Sub-Adviser to the Fund. In this context, the Board considered the responsibilities of the Adviser, recognizing that the Adviser had invested significant time and effort in structuring the Trust and the Fund and arranging service providers for the Fund. In addition, the Board considered that the Adviser is responsible for providing investment advisory oversight services to the Fund, executing all Fund transactions, monitoring compliance with the Fund’s objectives, policies, and restrictions, and carrying out directives of the Board. The Board also considered the services expected to be provided by the Adviser in the oversight of the Trust’s administrator, transfer agent, and custodian. In addition, the Board evaluated the integrity of each of the Adviser’s and the Sub-Adviser’s personnel, the experience of the portfolio manager in managing assets, and the adequacy of each of the Adviser’s and the Sub-Adviser’s resources to perform the services provided under the Agreements. The Board also considered the Adviser’s ongoing oversight responsibilities vis-à-vis the Sub-Adviser. The Board considered its past experience with the Adviser and Sub-Adviser with respect to another series of the Trust managed by the Adviser and Sub-Adviser.
Performance. Performance information was not available for the Fund as it had not yet commenced investment operations.

Comparative Fees and Expenses. In considering the advisory fees and sub-advisory fees, the Board reviewed and considered the fees in light of the nature, quality, and extent of the services expected to be provided by the Adviser and the Sub-Adviser, respectively. The Board compared the Fund’s management fee and net expense ratio to those of a peer group of ETFs determined by an independent consultant to the Trust to be highly suitable peers based on factors such as a fund’s strategy, geographic focus, portfolio concentration, and factor analyses. The Board also considered the allocation of fees between the Adviser and the Sub-Adviser.
The Board noted that the Fund’s proposed management fee and net expense ratio were above the average of its peer group but within the peer group’s range. The Board considered that each fund in the peer group is part of a much larger fund family that may benefit from economies of scale not available to the Fund. Additionally, certain peer funds reflect a market-cap weighted index of all sector components, which requires significantly less research and sophistication than the Fund’s index. The Board considered that the Sub-Adviser believes that the Fund’s fee will be well received by the target market of investors for the Fund. The Board considered the Fund’s fee arrangement, in which the Adviser is responsible for paying most of the Fund’s operating expenses out of its resources, noting that comparisons with the Fund’s overall expense ratio may be more relevant than comparisons to management fees only.
With respect to the sub-advisory fee, the Board noted that it was payable solely by the Adviser. The Board also considered representations from the Adviser that it does not manage any other accounts that follow a similar strategy as the Fund. The Board also noted that the Sub-Adviser does not manage any other accounts that follow a similar strategy. The Board was agreeable to the fee levels.
Costs and Profitability. The Board further considered information regarding the potential profits, if any, that may be realized by each of the Adviser and the Sub-Adviser in connection with providing their respective services to the Fund. The Board reviewed estimated profit and loss information provided by each of the Adviser and the Sub-Adviser with respect to the Fund and estimated data regarding the proposed advisory and sub-advisory fees. The Board also reviewed the costs associated with the personnel, systems, and resources necessary to manage the Fund and to meet the regulatory and compliance requirements adopted by the SEC and other regulatory bodies.
The Board also considered other expenses of the Fund that the Adviser would pay in accordance with the Advisory Agreement. The Board took into consideration that, pursuant to the Advisory Agreement, the Adviser agreed to pay all expenses incurred by the Fund except for the fees paid to the Adviser pursuant to the Advisory Agreement, payments under any distribution plan adopted pursuant to Rule 12b-1, brokerage expenses, acquired fund fees and expenses, taxes, interest (including borrowing costs), the fees and expenses associated with the Fund’s securities lending program, litigation expenses and other non-routine or extraordinary expenses. The Board also considered the respective financial obligations of the Adviser, as well as the Sub-Adviser, which serves as the sponsor and index provider of the Fund. The Board discussed the financial condition of the Sub-Adviser, noting that the Sub-Adviser has sufficient capital to perform its obligations to the Fund under the Sub-Advisory Agreement.
Other Benefits. The Board further considered the extent to which the Adviser or the Sub-Adviser might derive ancillary benefits from the Fund’s operations. The Board noted that any ancillary benefits to the Adviser or Sub-Adviser were not expected to be material.
Economies of Scale. The Board also considered whether economies of scale would be realized by the Adviser or Sub-Adviser as the Fund’s assets increase, including the extent to which this is reflected in the level of fees to be charged. The Board noted that the proposed advisory and sub-advisory fees do not include breakpoints but concluded that it was premature to meaningfully evaluate potential economies of scale given that the Fund is new.
Conclusion. No single factor was determinative of the Board’s decision to approve the Agreements; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including the Independent Trustees, unanimously determined that the Advisory Agreement and Sub-Advisory Agreement, including the compensation payable under each Agreement, were fair and reasonable to the Fund. The Board, including the Independent Trustees, unanimously determined that the approval of each of the Advisory Agreement and the Sub-Advisory Agreement was in the best interests of the Fund and its shareholders.
AOT Growth and Innovation ETF

The Board (the members of which are referred to as “Trustees”) met in-person on March 5-6, 2026 to consider the approval of the new Sub-Advisory Agreement for an initial two-year term.
In accordance with Section 15(c) of the 1940 Act, the Board requested, reviewed, and considered materials furnished by the Adviser and Sub-Adviser relevant to the Board’s consideration of whether to approve the Sub-Advisory Agreement. In connection with considering the approval of the Sub-Advisory Agreement, the Trustees who are not “interested persons” of the Trust, as that term is defined in the 1940 Act (the “Independent Trustees”), met in executive session with counsel to the Trust and counsel to the Independent Trustees, who provided assistance and advice. In reaching the decision to approve the Sub-Advisory Agreement, the Board considered and reviewed information provided by the Adviser and Sub-Adviser at the meeting and throughout the year, including among other things information about the Sub-Adviser’s personnel, operations, financial condition, and compliance program. The Board also reviewed the Sub-Advisory Agreement, including amendments to the Sub-Advisory Agreement. During its review and consideration, the Board focused on and reviewed the factors it deemed relevant, including:
Nature, Quality, and Extent of Services. The Board was presented with and considered information concerning the nature, quality, and extent of the overall services provided by the Sub-Adviser to the Fund. In this context, the Board considered the responsibilities of the Sub-Adviser, including determining the investments for the Fund, subject to the overall supervision and oversight of the Adviser and the Board. In addition, the Board evaluated the integrity and experience of the Sub-Adviser’s personnel in managing assets and the adequacy of the Sub-Adviser’s resources to perform the services provided under the Sub-Advisory Agreement.
Performance. The Board compared the Fund’s performance for periods ended December 31, 2025 to that of a peer group of ETFs determined by an independent consultant to the Trust to be highly suitable peers based on factors such as a fund’s strategy, geographic focus, portfolio concentration, and factor analyses. It was noted that the Sub-Adviser had consistently managed the Fund’s portfolio in accordance with its stated investment objective and strategies. The Board noted that, for the 1-year, 2-year, 3-year, and since-inception periods ended December 31, 2025, the Fund had outperformed the average of its peer group.
Comparative Fees and Expenses. The Board noted that the sub-advisory fees paid to AOT for services provided to the Fund will be paid by the Adviser out of its advisory fee and not by the Fund. In considering the sub-advisory fees, the Board reviewed and considered the fees in light of the nature, quality, and extent of the services being provided by the Sub-Adviser. The Board considered a representation from the Sub-Adviser that it does not manage any other accounts that follow a strategy similar to that of the Fund.
Costs and Profitability. The Board further considered information regarding the potential profits, if any, that may be realized by the Sub-Adviser in connection with providing its services to the Fund. The Board reviewed the profit and loss information provided by the Sub-Adviser with respect to the Fund and considered the Sub-Adviser’s profitability with respect to providing investment advisory services as well as non-advisory services. The Board considered the financial condition of the Sub-Adviser, noting that the Sub-Adviser has sufficient capital to perform its obligations to the Fund under the Sub-Advisory Agreement. The Board also reviewed the costs associated with the personnel, systems and equipment necessary to manage the Fund and to meet the regulatory and compliance requirements adopted by the SEC and other regulatory bodies. The Board also considered the financial obligations of AOT, which serves as the sponsor of the Fund.
Other Benefits. The Board further considered the extent to which the Sub-Adviser might derive ancillary benefits from the Fund’s operations.
Economies of Scale. The Board also considered whether economies of scale would be realized by the Fund as its assets grow larger, including the extent to which this is reflected in the level of fees to be charged. The Board also noted that the sub-advisory fees do not include breakpoints but concluded that it was premature to meaningfully evaluate potential economies of scale given the Fund’s current assets.
Conclusion. No single factor was determinative of the Board’s decision to approve the Sub-Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including the Independent Trustees, unanimously determined that the Sub-Advisory Agreement, including the compensation payable under it, was fair and reasonable to the Fund. The Board, including the Independent Trustees, unanimously determined that the approval of the Sub-Advisory Agreement was in the best interests of the Fund and its shareholders.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a) The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.
(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

There have been no required recovery of erroneously awarded incentive based compensation to an executive officer from the registrant that required an accounting restatement.

Item 19. Exhibits.

(a)	(1)
Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2)
Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3)
A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4)
Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not Applicable.

(5)	Change in the registrant’s independent public accountant. Not Applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	EA Series Trust

By (Signature and Title)	/s/ Wesley R. Gray, PhD.
Wesley R. Gray, PhD., President (principal executive officer)

Date:	August 3, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Wesley R. Gray, PhD.
Wesley R. Gray, PhD., President (principal executive officer)

Date:	August 3, 2026

By (Signature and Title)	/s/ Sean R. Hegarty, CPA
Sean R. Hegarty, CPA, Treasurer (principal financial officer)

Date:	August 3, 2026